RELATED PARTY TRANSACTIONS - Balance outstanding (Details) - Related party - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Payables	$ 15,539	$ 1,354	$ 886,113
Will Gray | Payable (note)
RELATED PARTY TRANSACTIONS
Payables			170,000
Will Gray | Payable (expenses)
RELATED PARTY TRANSACTIONS
Payables			6,464
Will Gray | Payable (reimbursable business expenses)
RELATED PARTY TRANSACTIONS
Payables	12,688
Mike Rugen | Payable (consulting fees and expenses)
RELATED PARTY TRANSACTIONS
Payables		1,354	21,115
Mike Rugen | Payable (reimbursable business expenses)
RELATED PARTY TRANSACTIONS
Payables	$ 2,851	$ 1,354
Joel Solis | Payable (note)
RELATED PARTY TRANSACTIONS
Payables			175,000
Liberty Pump & Supply, Co. | Payable (field operations, insurance)
RELATED PARTY TRANSACTIONS
Payables			393,072
Tall City Well Service | Payable (field operations)
RELATED PARTY TRANSACTIONS
Payables			$ 120,462